LAND USE RIGHTS - Estimated future amortization expenses (Details) - Dec. 31, 2019 - Use Rights [Member]	USD ($)	CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2020	$ 3,909	¥ 27,239
2021	3,909	27,239
2022	3,909	27,239
2023	3,909	27,239
2024	3,909	27,239
Thereafter	166,199	1,158,072
Total	$ 185,744	¥ 1,294,267